SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of FluoroPharma Medical, Inc. and subsidiary have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and the rules and regulations of the U.S. Securities and Exchange Commission (the "SEC").  Accordingly, the unaudited condensed consolidated financial statements do not include all information and footnotes required by U.S. GAAP for complete annual financial statements.  In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation.  Certain prior year amounts in the condensed consolidated financial statements and notes thereto have been reclassified to conform to the current period’s presentation.  Interim operating results are not necessarily indicative of results that may be expected for the year ending December 31, 2015 or for any other interim period.  The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company and the notes thereto as of and for the year ended December 31, 2014, as included in the Company's Form 10-K filed with the SEC on March 31, 2015.

Going Concern

Going concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  The Company has experienced net losses and negative cash flows from operations since its inception.  The Company has sustained cumulative losses attributable to common stockholders of $31,194,268 as of September 30, 2015.  The Company has historically financed its operations through issuances of equity and the proceeds of debt instruments. In the past, the Company has also provided for its cash needs by issuing common stock, options and warrants for certain operating costs, including consulting and professional fees. During the nine months ended September 30, 2015, the Company raised net cash proceeds of $2,722,457 through the issuance of notes payable. In addition, during the nine months ended September 30, 2015, the Company received gross proceeds of $35,970 from the sale of freely tradable securities received pursuant to the issuance and sale in a private placement of promissory notes (see Note 4).  During the year ended December 31, 2014, the Company raised net cash of $2,243,102 through the issuance of notes payable, the sale of common stock and the exercise of warrants. Additionally, the Company received cash proceeds of $568,852 from the sale of freely tradable securities received as consideration in the Company’s 2013 private placement of its Series B Preferred Stock.

The Company continues to actively pursue various funding options, including equity offerings, to obtain additional funds to continue the development of its products and bring them to commercial markets. Management continues to assess fund raising opportunities to ensure minimal dilution to its existing shareholder base and to obtain the best price for its securities. Management is optimistic based upon its ability to raise funds in prior years, through private placement offerings, that it will be able to raise additional funds in the future.  If the Company is unable to raise additional capital as may be needed to meet its projections for operating expenses, it could have a material adverse effect on liquidity or require the Company to cease or significantly delay some of its clinical trials.  These financial statements do not include any adjustments relating to the recoverability of recorded asset amounts that might be necessary as a result of the above uncertainty.

Investments

Investments

Investments that are purchased and held principally for the purpose of selling them in the near term are classified as “trading securities” and reflected on the balance sheet at fair value, with unrealized gains and losses included in earnings. All the Company’s investments are considered “trading securities” at December 31, 2014. During the nine months ended September 30, 2015, the Company sold all investments and received cash proceeds of $35,970.  The Company recorded realized losses of $11,946 upon the sale.

Investments that are purchased and held principally for the purpose of selling them in the near term are classified as “trading securities” and reflected on the balance sheet at fair value, with unrealized gains and losses included in earnings.  All the Company’s investments are considered “trading securities” at December 31, 2014 and 2013. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Intangible Assets

Intangible Assets

The Company’s intangible assets consist of technology licenses and are carried at the legal cost to obtain them. Intangible assets are amortized using the straight-line method over the estimated useful life. Useful lives on technology licenses are 5 to 15 years.

The Company’s intangible assets consist of technology licenses and are carried at the legal cost to obtain them. Intangible assets are amortized using the straight-line method over the estimated useful life. Useful lives on technology licenses are 5 to 15 years.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company groups its assets and liabilities measured at fair value, in three levels based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The three levels of the fair value hierarchy are as follows:

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities.  Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

 Level 2 – Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

 Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.  Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, an instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the financial instrument.

The Company recognizes transfers between levels at the end of the reporting period as if the transfers occurred on the last day of the reporting period.

Assets and liabilities measured at fair value on a recurring basis at September 30, 2015 are summarized below:

	September 30, 2015
	Level 1	Level 2	Level 3	Fair Value
Current Liabilities:
Derivative liabilities	$-	$-	$1,385,695	$1,385,695

Assets and liabilities measured at fair value on a recurring basis at December 31, 2014 are summarized below:

	December 31, 2014
	Level 1	Level 2	Level 3	Fair Value
Current Assets:
Trading securities	$39,930	$-	$-	$39,930
Current Liabilities:
Derivative liability	$-	$-	$1,354,319	$1,354,319

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative liability:

	Nine Months Ended	Nine Months Ended
	September 30, 2015	September 30, 2014
Fair value at beginning of period	$1,354,319	$2,549,196

Issuance of warrants	397,363
Embedded conversion feature	490,340
Modification and reclassification of outstanding warrants	-	114,923
Change in fair value	(856,327)	123,199
Fair value at end of period	$1,385,695	$2,787,318

The Company's financial instruments primarily consist of cash, trading securities, accounts payable, notes payable and derivative warrant liabilities. The fair value of these instruments is calculated using current market prices, or on a historical cost basis, which, due to the short maturity of these financial instruments, approximates the fair value at the reporting dates of these financial statements.

The Company groups its assets and liabilities measured at fair value, in three levels based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The three levels of the fair value hierarchy are as follows:

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the financial instrument.

The Company recognizes transfers between levels at the end of the reporting period as if the transfers occurred on the last day of the reporting period.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2014
	Level 1	Level 2	Level 3	Fair Value
Current Assets:
Trading securities	$39,930	$--	$--	$39,930
Current Liabilities:
Derivative warrant liability	$-	$--	$1,354,319	$1,354,319

	December 31, 2013
	Level 1	Level 2	Level 3	Fair Value
Current Assets:
Trading securities	$634,826	$--	$--	$634,826
Current Liabilities:
Derivative warrant liability	$-	$--	$2,549,196	$2,549,196

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	Year Ended	Year Ended
	December 31, 2014	December 30, 2013
Fair value at beginning of the year	$2,549,196	$-
Issuance of derivative warrant liability:
Warrants issued to investors in 2013 Series B Offering	-	2,224,778
Placement agent warrants in 2013 Series B Offering	-	23,608
Modification and reclassification of outstanding warrants	114,923	84,109
	2,664,119	2,332,495
Change in fair value	(1,309,800)	216,701
Fair value at end of the year	$1,354,319	$2,549,196

Of the 2014 modification and reclassification totaling $114,923, $81,802 was recorded as a modification expense and $33,121 was recorded as a reclassification from equity to derivative warrant liability.

At December 31, 2013, the Company measured at fair value on a nonrecurring basis certain equipment in accordance with ASC Topic 360-10-35.  Fair value was determined to be $0 using certain Level 3 inputs and resulted in the Company recording a loss of $128,245.  Fair value was estimated using quantitative and qualitative considerations including the expected use and disposition of the equipment.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In April 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2015-03, 'Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs”. ASU 2015-03 is intended to simplify the presentation of debt issuance costs. These amendments require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. This new guidance is effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of this ASU on the financial statements.

In January 2015, FASB issued ASU 2015-01 “Income Statement - Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items”. This ASU removes the concept of an extraordinary item.  Subtopic 225-20, Income Statement - Extraordinary and Unusual Items, required that an entity separately classify, present, and disclose extraordinary events and transactions. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports its classification as an extraordinary item.  If an event or transaction meets the criteria for extraordinary classification, an entity is required to segregate the extraordinary item from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. The entity also is required to disclose applicable income taxes and either present or disclose earnings-per-share data applicable to the extraordinary item.  The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015.  Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption.  The Company is currently in the process of evaluating the impact of the adoption of this ASU on the financial statements.

In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, requiring management to assess the reporting entity’s ability to continue as a going concern. The Company is required to comply with this new guidance for their first annual period ending after December 15, 2016, but early adoption is permitted.

Management does not expect any recently issued, but not yet effective, accounting standards to have a material effect on the accompanying financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less from date of purchase to be cash equivalents. All cash balances were highly liquid at December 31, 2014 and 2013.

Use of Estimates

The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, and include certain estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period, including contingencies. Accordingly, actual results may differ from those estimates.

Concentration of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company primarily maintains its cash balances with financial institutions in federally insured accounts.  The Company may from time to time have cash in banks in excess of FDIC insurance limits.  The Company has not experienced any losses to date resulting from this practice.

At December 31, 2014 and 2013, the Company’s investments in trading securities are comprised of single investments in a publicly traded stock. As of December 31, 2014, the Company had sold all of the securities received as consideration in the 2013 Series B Offering resulting in a realized loss of $302,116.  In addition, during 2014, the Company received shares of another publicly traded stock in exchange for the issuance of a note payable (see Notes 5 and 8).  As of December 31, 2014, the Company has recorded an unrealized loss of $7,986 due to a decline in value of that stock.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, FluoroPharma, Inc. Intercompany transactions and balances have been eliminated upon consolidation.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The Company’s property and equipment at December 31, 2014 and 2013 consisted of computer and office equipment and machinery and equipment, and leasehold improvements with estimated useful lives of three to five years.  Depreciation and amortization was $17,262 and $18,571 in the years ended December 31, 2014 and 2013, respectively.

Impairments

The Company assesses the impairment of long-lived assets, including other intangible assets, whenever events or changes in circumstances indicate that their carrying value may not be recoverable in accordance with ASC Topic 360-10-35, “Impairment or Disposal of Long-Lived Assets.” The determination of related estimated useful lives and whether or not these assets are impaired involves significant judgments, related primarily to the future profitability and/or future value of the assets. The Company records an impairment charge if it believes an investment has experienced a decline in value that is other than temporary.

Management has determined that no impairments were required as of December 31, 2014. As of December 31, 2013, management has recorded an impairment on equipment of $128,245, which is included in general and administrative expense in the consolidated statements of operations.  The circumstances leading to impairment included reconsideration of the equipment's utilization in future operations of the Company as well as the current condition of the equipment.  Fair value was estimated using quantitative and qualitative considerations including the expected use and disposition of the equipment.

Derivative Financial Instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. For stock-based derivative financial instruments, the Company uses a binomial  pricing model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.  Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

The Company has derivative liabilities at December 31, 2014 relating to certain warrants that contain anti-dilution provisions.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of the existing assets and liabilities and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in results of operations in the period that the tax rate change occurs. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company accounts for uncertain tax positions in accordance with FASB ASC Topic 740-10, Accounting for Uncertainty in Income Taxes.  Income tax positions must meet a more-likely-than-not threshold in order to be recognized in the financial statements. There were no recognized uncertain tax positions at December 31, 2014 and 2013.  The Company recognizes potential accrued interest and penalties related to unrecognized tax benefits within operations as income tax expense.  As new information becomes available, the assessment of the recognition threshold and the measurement of the associated tax benefit of uncertain tax positions may result in financial statement recognition or de-recognition.  The Company had no accrual for interest or penalties on its balance sheets at December 31, 2014 or 2013, and has not recognized interest and/or penalties in the statement of operations for the years ended December 31, 2014 and 2013.   Further, the Company currently has no open tax years, subject to audit prior to December 31, 2011.

Accounting for Share-Based Payments

The Company follows the provisions of ASC Topic 718, which establishes the accounting for transactions in which an entity exchanges equity securities for services and requires companies to expense the estimated fair value of these awards over the requisite service period. The Company uses the Black-Scholes option pricing model in determining fair value. Accordingly, compensation cost has been recognized using the fair value method and expected term accrual requirements as prescribed, which resulted in stock-based compensation expense for the years ended December 31, 2014 and 2013 of $417,569 and $632,413, respectively.

The Company accounts for share-based payments granted to non-employees in accordance with ASC Topic 505, “Equity Based Payments to Non-Employees.” The Company determines the fair value of the stock-based payment as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete.

To compute compensation expense, the Company estimated the fair value of each option award on the date of grant using the Black-Scholes-Merton option pricing model for employees, and calculated the fair value of each option award at the end of the period for non-employees.  The Company based the expected volatility assumption on a volatility index of peer companies as the Company did not have sufficient historical market information to estimate the volatility of its own stock.  The expected term of options granted represents the period of time that options are expected to be outstanding.  The Company estimated the expected term of stock options by using the simplified method. The expected forfeiture rates are based on the historical employee forfeiture experiences.  To determine the risk-free interest rate, the Company utilized the U.S. Treasury yield curve in effect at the time of grant with a term consistent with the expected term of the Company’s awards.  The Company has not declared a dividend on its common stock since its inception and has no intentions of declaring a dividend in the foreseeable future and therefore used a dividend yield of zero.

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2014	2013
Risk-free interest rate	3.40%	2.61%
Expected volatility	60.13%	61.67%
Dividend yield	none	none
Expected term	5.5 years	6 years

Net Loss per Common Share

The Company computes net loss per common share in accordance with ASC Topic 260. Net loss per share is based upon the weighted average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, and convertible notes, if applicable, that are outstanding each year.

Basic and diluted earnings per share were the same for all periods presented as including common stock equivalents in the calculation of diluted earnings per share would have been antidilutive. As of December 31, 2014, the Company had outstanding options exercisable for 4,644,428 shares of its common stock, warrants exercisable for 14,854,035 shares of its common stock, series A preferred stock (the “Series A Preferred Stock”) convertible into 1,576,132 shares of common stock, and series B preferred stock (the “Series B Preferred Stock”) convertible into 9,802,817 shares of common stock. At December 31, 2013, the Company had outstanding options exercisable for 4,536,928 shares of its common stock, and warrants exercisable for 14,616,535 shares of common stock, Series A Preferred Stock convertible into 3,901,325 shares of common stock, and Series B Preferred Stock convertible into 6,621,099 shares of common stock.

Research and Development Costs		Research and development costs are expensed as incurred.
Segment Reporting		The Company has determined that it operates in only one segment currently, which is biopharmaceutical research and development.